Cover	Jan. 12, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2024
Entity File Number	001-41607
Entity Registrant Name	PONO CAPITAL THREE, INC.
Entity Central Index Key	0001930021
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	3187 Highway 35
Entity Address, City or Town	Lindsay
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	K9V 4R1
City Area Code	613
Local Phone Number	866-1935
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Ordinary Share, no par value
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Ordinary Share, no par value
Trading Symbol	HOVR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	HOVRW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	643 Ilalo Street
Entity Address, Address Line Two	#102
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
Entity Information, Former Legal or Registered Name	Pono Capital Three, Inc.